Business combinations - Purchase Price Allocation (Details) € in Thousands, $ in Thousands	Sep. 02, 2025 CAD ($) shares	Sep. 02, 2025 EUR (€) shares	Jun. 25, 2024 CAD ($)
Share capital
Purchase price allocation
Common shares included in purchase price (in shares) | shares	5,864,373,000	5,864,373,000
Remexian
Total consideration
Common Shares	$ 26,856	€ 16,725
Cash	12,289	7,654
Vendor loan	9,007	5,609
Long-term contract asset	(1,285)	(800)
Total consideration	46,867	29,188
Purchase price allocation
Trade and other receivable	955	595
Inventory	32,039	19,953
Prepaid expenses and deposits	9,520	5,929
Property, plant and equipment	379	236
Intangible assets (note 8)	33,962	21,151
Accounts payable and accrued liabilities	(22,575)	(14,065)
Income tax payables	(5,612)	(3,495)
Interest bearing loans and borrowings	(6,429)	(4,004)
Notes payable	(4,584)	(2,855)
Goodwill	31,260	19,468
Deferred tax liability	(7,051)	(4,391)
Non controlling interest	(14,997)	(9,334)
Total consideration	$ 46,867	€ 29,188
Cantopia
Total consideration
Cash			$ 600
Total consideration			600
Purchase price allocation
Inventory			41
Right of use asset			292
Goodwill			499
Lease liability			(292)
Total consideration			600
Cantopia | Licenses
Purchase price allocation
Intangible assets (note 8)			4
Cantopia | Leasehold improvements
Purchase price allocation
Property, plant and equipment			50
Cantopia | Office equipment and computers
Purchase price allocation
Property, plant and equipment			$ 6